ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Activity In The Allowance For Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Opening balance	$ 160	$ 86	$ 62
Additions during the year	90	69	19
Foreign currency translation adjustments	(16)	5	5
Closing balance	$ 234	$ 160	$ 86